Stockholders' Equity - Current Capitalization (Details)	Sep. 26, 2017 shares	Jul. 09, 2015	Jun. 30, 2018 vote_per_share $ / shares shares	Dec. 31, 2017 vote_per_share $ / shares shares	Dec. 31, 2016 $ / shares shares
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)			39,454,821	39,300,823	131,644
Common stock, shares authorized (in shares)			200,000,000	200,000,000	30,782,380
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)			39,454,821	39,300,823	131,644
Common stock, voting rights for each share | vote_per_share			1	1
Non-redeemable preferred stock, shares authorized (in shares)			10,000,000	10,000,000
Non-redeemable preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Non-redeemable preferred stock, shares issued (in shares)			0	0
Non-redeemable preferred stock, shares outstanding (in shares)			0	0
Common Stock
Class of Stock [Line Items]
Conversion ratio		1
Shares issued in conversion of stock (in shares)	26,666,627
Exicure OpCo 2015 Equity Incentive Plan
Class of Stock [Line Items]
Number of options converted (in shares)	7,414,115
Exicure, Inc. 2017 Equity Incentive Plan
Class of Stock [Line Items]
Conversion grants in the period (in shares)	3,680,997
Common and Preferred Stock, Excluding Series C Preferred Stock Converted into Max-1 Common Stock
Class of Stock [Line Items]
Conversion ratio	0.49649
Series C Preferred Stock Converted into Max-1 Common Stock
Class of Stock [Line Items]
Conversion ratio	0.7666652
Investor | Pre-Merger Shareholders
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)	2,080,000